Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes [Line Items]
Pre-tax income	¥ 1,223,456,290	$ 177,384,488	¥ 1,190,800,384	¥ (1,601,534,136)
Cayman Islands
Income taxes [Line Items]
Pre-tax income	(5,585,777)	(809,862)	(6,463,771)	(15,160,941)
Hong Kong
Income taxes [Line Items]
Pre-tax income	12,667,827	1,836,662	948,973	911,529
PRC.
Income taxes [Line Items]
Pre-tax income	¥ 1,216,374,240	$ 176,357,688	¥ 1,196,315,182	¥ (1,587,284,724)